Intangible Assets, Net (Details Narrative) (10K)	3 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($) Units	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) Units	Dec. 31, 2016 USD ($)
Patent, amortization period	15 years		15 years
Amortization expense | $	$ 8,517	$ 5,892	$ 23,568	$ 22,933
Patents, units	22		22
Patents expiration date	Patents will expire during the years of 2023 to 2028		Patents will expire during the years of 2023 to 2028
United States [Member]
Patents, units	14		14
China, India, Japan And Hong Kong [Member]
Patents, units	8		8
Europe, Canada, and Brazil [Member]
Number of patent application pending	4		4